Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payables [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 11:	OTHER ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2017	2016
	U.S. dollars in thousands

Employees, consultants and payroll accruals	20	43
Accrued expenses	276	270

	296	313

The carrying amount of other accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of other accounts payable is denominated in the following currencies:

	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	244	249
NIS (not linked to the Israeli CPI)	52	64

	296	313